PENSION COSTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Contribution to defined contribution plan	$ 464,614	$ 429,843	$ 321,776